General Information - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2018 Option	Jul. 02, 2018 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of offshore drilling units owned by the Company	35
Number of offshore drilling units under construction	8
Number of options to acquire semi-submersible rig | Option	1
New capital		$ 1,080
Unsecured bond obligation		2,400
Unsecured interest rate and currency swaps		250
Post emergence cash		2,100
Outstanding debt principal		$ 7,600